DISPOSITIONS	12 Months Ended
Dec. 31, 2021
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
For the year ended December 31, 2021, the company recognized net gains on dispositions of $nil (2020: $55 million; 2019: $13 million).
(a)Dispositions completed in 2021
There are no material dispositions for the year ended December 31, 2021.
(b)Dispositions completed in 2020
Business services - New Zealand pathology business
In November 2020, the company’s healthcare services operations completed the sale of its New Zealand pathology business for gross proceeds of $390 million, resulting in a $55 million pre-tax gain recognized by the company.
(c)Dispositions completed in 2019
Industrials - Water and wastewater services
In September 2019, the company’s water and wastewater operations completed the sale of certain assets and liabilities related to its industrial water treatment business segment for proceeds of approximately $220 million, resulting in a $16 million pre-tax gain recognized by the company.